PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Construction in progress	76,440	166,480
Computers and equipment	185,776	266,085
Vehicle	508	759
Total	262,724	433,324
Less: accumulated depreciation	(116,731)	(196,892)
Property, plant and equipment, net	145,993	236,432

The Group had recorded depreciation expense of RMB42,470, RMB55,124 and RMB 80,161 for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment was recorded for the years ended December 31, 2020, 2021 and 2022.